Short-term Borrowings (Details) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2012	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013
Short-term borrowings
Short-term borrowings	$ 728,250,000	$ 491,406,000		$ 342,087,000
FSC
Short-term borrowings
Weighted average interest rate (as a percent)	1.16%	1.13%		1.15%
Federal funds purchased
Short-term borrowings
Short-term borrowings	269,625,000	193,275,000		137,225,000
Securities sold under agreements to repurchase
Short-term borrowings
Short-term borrowings	85,725,000	158,931,000		107,462,000
Federal Home Loan Bank notes
Short-term borrowings
Short-term borrowings	250,000,000
Average balance during the period	301,613,000	8,000	34,174,000	106,415,000
Average interest rate during the period (as a percent)	0.14%	0.13%	0.09%	0.13%
Maximum month-end balance during the period	250,000,000			525,000,000
Average interest rate at end of period (as a percent)	0.07%
Amount of available collateral				1,700,000,000
Federal Home Loan Bank notes | Maximum
Short-term borrowings
Maturity term of debt		365 days		365 days
Federal funds purchased and securities sold under agreements to repurchase
Short-term borrowings
Average balance during the period	277,470,000	343,233,000	328,521,000	281,067,000
Average interest rate during the period (as a percent)	0.25%	0.18%	0.21%	0.19%
Maximum month-end balance during the period	355,350,000			415,730,000
Average interest rate at end of period (as a percent)	0.22%	0.16%		0.16%
Carrying value	122,153,000	166,472,000		144,991,000
Estimated fair value	122,435,000	162,932,000		138,719,000
Short-term bank loans
Short-term borrowings
Short-term borrowings	$ 122,900,000	$ 139,200,000		$ 97,400,000